PROPERTY AND EQUIPMENT NET (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Cost, Beginning	$ 4,281,440	$ 6,438,734
Additions	761,937	661,636
Disposals	0	(2,585,413)
Translation adjustment	10,189	(21,743)
Impairment charge	(1,367,440)	(211,774)
Cost, Ending	3,686,126	4,281,440
Beginning Accumulated depreciation	(841,735)	(379,112)
Depreciation	(345,095)	(345,188)
Depreciation Disposals		(117,435)
Accumulated depreciation impairment charges	336,903
Depreciation translation adjustment	44,664	0
Ending Accumulated depreciation	(805,263)	(841,735)
Property and equipment, net	2,880,863	3,439,705
Furnitures and Fixtures
Statement [Line Items]
Cost, Beginning	411,492	315,613
Additions	4,247	95,879
Disposals	0	0
Translation adjustment	38,239	0
Impairment charge	(21,030)	0
Cost, Ending	432,948	411,492
Beginning Accumulated depreciation	(123,396)	(28,423)
Depreciation	(74,049)	(44,919)
Depreciation Disposals		(50,054)
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	27,335	0
Ending Accumulated depreciation	(170,110)	(123,396)
Property and equipment, net	262,838	288,096
Leasehold Improvements
Statement [Line Items]
Cost, Beginning	1,950,551	2,820,066
Additions	749,917	505,062
Disposals	0	(1,162,803)
Translation adjustment	(102,061)	0
Impairment charge	(1,320,102)	(211,774)
Cost, Ending	1,278,305	1,950,551
Beginning Accumulated depreciation	(504,557)	(251,826)
Depreciation	(119,040)	(230,161)
Depreciation Disposals		(22,570)
Accumulated depreciation impairment charges	336,418
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	(287,179)	(504,557)
Property and equipment, net	991,126	1,445,994
Computer Equipment
Statement [Line Items]
Cost, Beginning	151,979	115,595
Additions	0	36,384
Disposals	0	0
Translation adjustment	9,101	0
Impairment charge	(26,308)	0
Cost, Ending	134,772	151,979
Beginning Accumulated depreciation	(79,359)	(32,419)
Depreciation	(33,702)	(36,176)
Depreciation Disposals		(10,764)
Accumulated depreciation impairment charges	485
Depreciation translation adjustment	(3,260)	0
Ending Accumulated depreciation	(115,836)	(79,359)
Property and equipment, net	18,936	72,620
Land [member]
Statement [Line Items]
Cost, Beginning	403,226	806,750
Additions	0	0
Disposals	0	(403,524)
Translation adjustment	27,524	0
Impairment charge	0	0
Cost, Ending	430,750	403,226
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Depreciation Disposals		0
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	0	0
Ending Accumulated depreciation	0	0
Property and equipment, net	430,750	403,226
Building
Statement [Line Items]
Cost, Beginning	1,045,735	2,062,251
Additions	7,773	24,311
Disposals	0	(1,019,086)
Translation adjustment	28,637	(21,743)
Impairment charge	0	0
Cost, Ending	1,082,145	1,045,735
Beginning Accumulated depreciation	(67,289)	(44,814)
Depreciation	(43,488)	(22,475)
Depreciation Disposals		0
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	(1,337)	0
Ending Accumulated depreciation	(112,114)	(67,289)
Property and equipment, net	970,031	978,446
Machinery and equipment
Statement [Line Items]
Cost, Beginning	318,457	318,457
Additions	0	0
Disposals	0	0
Translation adjustment	8,749	0
Impairment charge	0	0
Cost, Ending	327,206	318,457
Beginning Accumulated depreciation	(67,134)	(21,630)
Depreciation	(74,816)	(11,457)
Depreciation Disposals		(34,047)
Accumulated depreciation impairment charges	0
Depreciation translation adjustment	21,926	0
Ending Accumulated depreciation	(120,024)	(67,134)
Property and equipment, net	$ 207,182	$ 251,323